Commitments and Contingencies - Schedule of Warranty Provision (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Warranty Provision [Line Items]
Warranty provision, beginning of period	$ 5,968	$ 4,849	$ 4,849	$ 3,981
Accruals for new warranties issued	3,238	830	695	2,968
Settlements, other	(5,837)	(932)	(158)	(2,100)
Warranty provision, end of period	3,369	4,747	5,968	4,849
Warranty provision, current			2,531	1,433
Warranty provision, noncurrent	2,140	3,322	$ 3,437	$ 3,416
Warranty Provision, Current [Member]
Schedule of Warranty Provision [Line Items]
Warranty provision, current	$ 1,229	$ 1,425